Shareholders' equity - Stock-based payments - Exercise price (Details)	Dec. 31, 2017 USD ($) EquityInstruments Y	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments
Shareholders' equity
Options outstanding	955,603	1,304,328	1,592,480
Options exercisable	617,539	825,875
Weighted average life | Y	7.46
C$15.41
Shareholders' equity
Exercise price | $	$ 15.41
Options outstanding	5,000
Options exercisable	5,000
Weighted average life | Y	0.89
C$31.39
Shareholders' equity
Exercise price | $	$ 31.39
Options outstanding	10,000
Options exercisable	10,000
Weighted average life | Y	2.39
C$31.45
Shareholders' equity
Exercise price | $	$ 31.45
Options outstanding	38,000
Options exercisable	38,000
Weighted average life | Y	2.71
C$33.12
Shareholders' equity
Exercise price | $	$ 33.12
Options outstanding	1,500
Options exercisable	1,500
Weighted average life | Y	2.90
C$33.20
Shareholders' equity
Exercise price | $	$ 33.20
Options outstanding	1,000
Options exercisable	1,000
Weighted average life | Y	2.98
C$40.87
Shareholders' equity
Exercise price | $	$ 40.87
Options outstanding	52,786
Options exercisable	52,786
Weighted average life | Y	5.95
C$42.43
Shareholders' equity
Exercise price | $	$ 42.43
Options outstanding	3,000
Options exercisable	3,000
Weighted average life | Y	4.25
C$42.67
Shareholders' equity
Exercise price | $	$ 42.67
Options outstanding	2,500
Options exercisable	2,500
Weighted average life | Y	3.92
C$46.17
Shareholders' equity
Exercise price | $	$ 46.17
Options outstanding	100,000
Options exercisable	100,000
Weighted average life | Y	5.64
C$55.38
Shareholders' equity
Exercise price | $	$ 55.58
Options outstanding	27,397
Options exercisable	27,397
Weighted average life | Y	4.95
C$59.52
Shareholders' equity
Exercise price | $	$ 59.52
Options outstanding	155,936
Options exercisable	155,936
Weighted average life | Y	6.95
C$58.67
Shareholders' equity
Exercise price | $	$ 58.67
Options outstanding	65,000
Options exercisable	43,333
Weighted average life | Y	7.64
C$65.76
Shareholders' equity
Exercise price | $	$ 65.76
Options outstanding	136,718
Options exercisable	90,759
Weighted average life | Y	7.95
C$75.45
Shareholders' equity
Exercise price | $	$ 75.45
Options outstanding	258,977
Options exercisable	86,328
Weighted average life | Y	8.95
C$100.10
Shareholders' equity
Exercise price | $	$ 100.10
Options outstanding	97,789
Weighted average life | Y	9.95